Note A - Description of the Plan (Details Textual) - EBP 221935537 001 [Member]		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022
EBP, Minimum Age of Participants	21	21
EBP, Participant Contribution, Pretax, Minimum Annual Compensation to Total Compensation, Percentage		2.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage		25.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount		$ 23,500
EBP, Minimum Age for Voluntary Catch-up Contributions	50	50
EBP, Initial Catch Up Contribution, Amount	$ 7,500	$ 7,500
EBP, Employer Contribution, Participant Compensation Matched, Percentage		60.00%
EBP, Employer Contribution, Matching Percentage		5.00%
EBP, Vesting Percentage				100.00%
EBP, Vesting Percentage for First Three Years	20.00%	20.00%
EBP, Vesting Percentage in Fourth Year	40.00%	40.00%
EBP, Age to be Eligible for In-service Withdrawals	59.5	59.5
EBP, Age for Required Distributions	73	73
EBP, Percentage of Plan Sponsor's Stock to Cause Required Distributions	5.00%	5.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000	$ 50,000
EBP, Forfeited Nonvested Account	301,546	301,546	$ 363,542
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution		286,850
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 251,330	$ 251,330
Minimum [Member]
EBP, Elgible Age for Increased Catch-up Contributions	60	60
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.25%
Maximum [Member]
EBP, Elgible Age for Increased Catch-up Contributions	63	63
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%